PENSION PLANS - Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Defined contribution plan
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution expense	$ 0	$ 3,615	$ 3,307
Supplemental employee retirement plans
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution expense	(245)	423	281
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Lump sum interest, percentage	4.00%
Number of basic long-term investment objectives	2
Expected long-term rate of return on plan assets	8.00%
Plan assets investment objective description	It is our policy to diversify the investment of the plan’s assets to reduce the risk of large losses. Progress toward achieving performance objectives is reviewed quarterly by management with particular attention directed to reviewing performance relative to the risks. Each investment vehicle is expected to perform in the top 75% of its peer group over the most recent 12-month period and the top 50% of its peer group over five-to ten-year periods and the majority of the rolling three-year periods. Performance of the pension funds, individual investment managers, actuarial assumptions, and other attributes of the pension plan are reviewed at least annually with the Company’s Board of Directors.
Expected contribution to the qualified benefit plan in the next fiscal year	26,800
Employer contributions made during the year in excess of minimum funding requirements.	2,000
Transfers in and/or out of level 3	$ 0
Pension plans | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Minimum target asset allocation percentage	39.00%
Maximum target asset allocation percentage	73.00%
Target asset allocation percentage	56.00%
Pension plans | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Minimum target asset allocation percentage	13.00%
Maximum target asset allocation percentage	29.00%
Target asset allocation percentage	18.00%
Pension plans | Private equity and hedge funds
Defined Benefit Plan Disclosure [Line Items]
Minimum target asset allocation percentage	18.00%
Maximum target asset allocation percentage	34.00%
Target asset allocation percentage	26.00%
Supplemental nonqualified retirement plan
Defined Benefit Plan Disclosure [Line Items]
Supplemental retirement plan service period	5 years
Number of former officers with separate supplemental agreements	2
Twelve Month Period | Pension plans
Defined Benefit Plan Disclosure [Line Items]
Expected performance in peer group	75.00%
Expected performance in peer group, period	12 months
Five to Ten Year Period | Pension plans
Defined Benefit Plan Disclosure [Line Items]
Expected performance in peer group	50.00%
Five to Ten Year Period | Minimum | Pension plans
Defined Benefit Plan Disclosure [Line Items]
Expected performance in peer group, period	5 years
Five to Ten Year Period | Maximum | Pension plans
Defined Benefit Plan Disclosure [Line Items]
Expected performance in peer group, period	10 years
Rolling Three Year Period | Pension plans
Defined Benefit Plan Disclosure [Line Items]
Expected performance in peer group, period	3 years